Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voyageur Mutual Funds II
Entity Central Index Key	0000809872
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000135931 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Colorado Fund(formerly, Macquarie Tax-Free Colorado Fund)
Class Name	Institutional Class
Trading Symbol	DCOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Colorado Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$30	0.58%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.57% if litigation expenses were not included.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1],[2]
Net Assets	$ 251,768,388
Holdings Count | Holding	157	[3]
Advisory Fees Paid, Amount	$ 482,628
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$251,768,388
Total number of portfolio holdings*	157
Total advisory fees paid (during reporting period)	$482,628
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Healthcare Revenue Bonds	20.90%
Special Tax Revenue Bonds	17.63%
Local General Obligation Bonds	11.82%
Education Revenue Bonds	11.18%
Water & Sewer Revenue Bonds	8.24%
Transportation Revenue Bonds	7.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.52%
Electric Revenue Bonds	6.23%
Lease Revenue Bonds	3.70%
Housing Revenue Bonds	1.72%

State and territory allocation

Colorado	82.00%
Puerto Rico	14.20%
Guam	1.04%
US Virgin Islands	0.19%

C000006426 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Colorado Fund(formerly, Macquarie Tax-Free Colorado Fund)
Class Name	Class C
Trading Symbol	DVCTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Colorado Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$81	1.58%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.57% if litigation expenses were not included.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%	[4],[5]
Net Assets	$ 251,768,388
Holdings Count | Holding	157	[6]
Advisory Fees Paid, Amount	$ 482,628
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$251,768,388
Total number of portfolio holdings*	157
Total advisory fees paid (during reporting period)	$482,628
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Healthcare Revenue Bonds	20.90%
Special Tax Revenue Bonds	17.63%
Local General Obligation Bonds	11.82%
Education Revenue Bonds	11.18%
Water & Sewer Revenue Bonds	8.24%
Transportation Revenue Bonds	7.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.52%
Electric Revenue Bonds	6.23%
Lease Revenue Bonds	3.70%
Housing Revenue Bonds	1.72%

State and territory allocation

Colorado	82.00%
Puerto Rico	14.20%
Guam	1.04%
US Virgin Islands	0.19%

C000006424 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Colorado Fund(formerly, Macquarie Tax-Free Colorado Fund)
Class Name	Class A
Trading Symbol	VCTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Colorado Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$43	0.83%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.82% if litigation expenses were not included.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[7],[8]
Net Assets	$ 251,768,388
Holdings Count | Holding	157	[9]
Advisory Fees Paid, Amount	$ 482,628
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$251,768,388
Total number of portfolio holdings*	157
Total advisory fees paid (during reporting period)	$482,628
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Healthcare Revenue Bonds	20.90%
Special Tax Revenue Bonds	17.63%
Local General Obligation Bonds	11.82%
Education Revenue Bonds	11.18%
Water & Sewer Revenue Bonds	8.24%
Transportation Revenue Bonds	7.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.52%
Electric Revenue Bonds	6.23%
Lease Revenue Bonds	3.70%
Housing Revenue Bonds	1.72%

State and territory allocation

Colorado	82.00%
Puerto Rico	14.20%
Guam	1.04%
US Virgin Islands	0.19%

[1]	Annualized.
[2]	Costs paid as a percentage of a $10,000 investment would have been 0.57% if litigation expenses were not included.
[3]	Excludes cash and cash equivalents.
[4]	Annualized.
[5]	Costs paid as a percentage of a $10,000 investment would have been 1.57% if litigation expenses were not included.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Costs paid as a percentage of a $10,000 investment would have been 0.82% if litigation expenses were not included.
[9]	Excludes cash and cash equivalents.